Financial Instruments (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial assets	$ 35,995,067	$ 41,959,882
Accounts receivable from related parties	17,258,044	16,346,334
Total accounts receivables	478,645,746	512,677,587
Cash and cash equivalents	519,175,929	707,122,815	$ 618,154,016	$ 597,081,675
Total financial assets	480,124,296	514,496,868
Total financial derivative liabilities	8,361,749	652,079
Total lease liabilities	9,689,870	9,451,551
Accounts receivavble - trade and other current receivables	460,627,211	514,932,460
Payables to related parties	26,497,840	36,417,518
Total financial liabilities		1,991,017,570
At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	35,995,067	41,959,882
Accounts receivavble - trade and other current receivables (net)	478,645,746	512,677,587
Accounts receivable from related parties	17,258,044	16,346,334
Total accounts receivables	495,903,790	529,023,921
Sub-Total financial assets	531,898,857	570,983,803
Cash and cash equivalents	519,175,929	707,122,815
Total financial assets	1,051,074,786	1,278,106,618
Other financial liabilities	1,229,618,000	1,390,433,724
Total financial derivative liabilities	19,558,686	13,319,256
Total lease liabilities	51,922,649	49,233,868
Accounts receivavble - trade and other current receivables	460,627,211	514,932,460
Payables to related parties	26,497,840	36,417,518
Total commercial obligations and other accounts payable	487,125,051	551,349,978
Total financial liabilities	1,768,665,700	1,991,017,570
At Book Value [Member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	164,530,000	207,904,935
At Book Value [Member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,033,541,990	1,157,437,074
At Book Value [Member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,987,324	11,772,459
At Book Value [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,210,059,314
At Book Value [Member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities		1,377,114,468
At Book Value [Member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	8,361,749	652,079
At Book Value [Member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,196,937	12,667,177
At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	35,995,067	41,959,882
Accounts receivavble - trade and other current receivables (net)	478,645,746	512,677,587
Accounts receivable from related parties	17,258,044	16,346,334
Total accounts receivables	495,903,790	529,023,921
Sub-Total financial assets	531,898,857	570,983,803
Cash and cash equivalents	519,175,929	707,122,815
Total financial assets	1,051,074,786	1,278,106,618
Other financial liabilities	1,080,719,261	1,306,007,987
Total financial derivative liabilities	19,558,686	13,319,256
Total lease liabilities	51,922,649	49,233,868
Accounts receivavble - trade and other current receivables	460,627,211	514,932,460
Payables to related parties	26,497,840	36,417,518
Total commercial obligations and other accounts payable	487,125,051	551,349,978
Total financial liabilities	1,619,766,961	1,906,591,833
At fair value [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	164,390,295	215,234,323
At fair value [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	884,782,956	1,065,681,949
At fair value [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,987,324	11,772,459
At fair value [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,061,160,575	1,292,688,731
At fair value [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	8,361,749	652,079
At fair value [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,196,937	12,667,177
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,066,394	3,844,406
Derivative Financial Instruments [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,066,394	3,844,406
Derivative Financial Instruments [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,066,394	3,844,406
Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,217,147	822,287
Market Securities And Investments In Other Companies [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,217,147	822,287
Market Securities And Investments In Other Companies [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,217,147	822,287
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,711,526	37,293,189
Derivative Financial Liabilities Designated As Hedging Instruments [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,711,526	37,293,189
Derivative Financial Liabilities Designated As Hedging Instruments [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	$ 33,711,526	$ 37,293,189